Earnings Per Share (Details 3) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2015
Diluted earnings per share
Net income available for common stockholders	$ 474	$ 474
Weighted average shares of common stock outstanding
Issued and Outstanding		34,305,052
Weighted Average Number of Shares Outstanding, Diluted, Total	34,529,349	34,529,349
Diluted Earnings per share	$ 0.01	$ 0.01
Class A common stock
Weighted average shares of common stock outstanding
Issued and Outstanding	34,305,052
2015 Management Incentive Plan | Class A common stock
Weighted average shares of common stock outstanding
Issuable pursuant to 2015 Management Incentive Plan	224,297